Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000015080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class I Shares
Trading Symbol	FJSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Credit Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$73	0.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Credit Income Fund returned 5.86% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 4.88%.

Top contributors to relative performance

•
Security selection within the high-yield corporate bond allocation, notably within the communications and consumer cyclical sectors.

•
Out-of-benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out-of-benchmark allocation to securitized debt, particularly commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

Top detractors from relative performance

•
Yield curve positioning.

•
Out-of-benchmark allocation to senior loans.

•
Out-of-benchmark allocation to collateralized loan obligations (CLOs).

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	5.86%	4.87%	5.52%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	4.88%	4.13%	5.38%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 374,005,308
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 1,858,984
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$374,005,308

Total number of portfolio holdings	548

Portfolio turnover (%)	70%

Total management fees paid for the year	$1,858,984

Holdings [Text Block]

(1)	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015078 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class C Shares
Trading Symbol	FCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Credit Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$175	1.71%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Credit Income Fund returned 4.68% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund performed in line with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 4.88%.

Top contributors to relative performance

•
Security selection within the high-yield corporate bond allocation, notably within the communications and consumer cyclical sectors.

•
Out-of-benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out-of-benchmark allocation to securitized debt, particularly commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

Top detractors from relative performance

•
Yield curve positioning.

•
Out-of-benchmark allocation to senior loans.

•
Out-of-benchmark allocation to collateralized loan obligations (CLOs).

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	4.68%	3.82%	4.64%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	4.88%	4.13%	5.38%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 374,005,308
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 1,858,984
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$374,005,308

Total number of portfolio holdings	548

Portfolio turnover (%)	70%

Total management fees paid for the year	$1,858,984

Holdings [Text Block]

(1)	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015076 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Credit Income Fund
Class Name	Class A Shares
Trading Symbol	FJSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Credit Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	0.96%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Credit Income Fund returned 5.42% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 4.88%.

Top contributors to relative performance

•
Security selection within the high-yield corporate bond allocation, notably within the communications and consumer cyclical sectors.

•
Out-of-benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out-of-benchmark allocation to securitized debt, particularly commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

Top detractors from relative performance

•
Yield curve positioning.

•
Out-of-benchmark allocation to senior loans.

•
Out-of-benchmark allocation to collateralized loan obligations (CLOs).

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	5.42%	4.59%	5.26%

Class A Shares at maximum sales charge (Offering Price)	0.46%	3.58%	4.76%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	4.88%	4.13%	5.38%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 374,005,308
Holdings Count | Holding	548
Advisory Fees Paid, Amount	$ 1,858,984
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$374,005,308

Total number of portfolio holdings	548

Portfolio turnover (%)	70%

Total management fees paid for the year	$1,858,984

Holdings [Text Block]

(1)	Includes 7.1% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015185 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class A Shares
Trading Symbol	FCDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Strategic Income Fund returned 4.56% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 1.89%.

Top contributors to relative performance

•
Shorter-than-benchmark duration.

•
Security selection in commercial mortgage-backed securities (CMBS), particularly in floating-rate single-asset, single-borrower (SASB) securities and seasoned conduit issues.

•
Out-of-benchmark allocation to U.S. dollar-denominated emerging markets sovereign issues.

•
Out-of-benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs) and non-qualified mortgage issues.

•
Security selection within the high-yield corporate bond allocation.

Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	4.56%	2.53%	3.60%

Class A Shares at maximum sales charge (Offering Price)	0.12%	1.64%	3.15%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Lipper Multi-Sector Income Funds Classification Average	3.17%	1.98%	3.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,445,089,660
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 6,409,484
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$1,445,089,660

Total number of portfolio holdings	712

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,409,484

Holdings [Text Block]

(1)	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015187 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class C Shares
Trading Symbol	FCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$158	1.55%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Strategic Income Fund returned 3.76% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 1.89%.

Top contributors to relative performance

•
Shorter-than-benchmark duration.

•
Security selection in commercial mortgage-backed securities (CMBS), particularly in floating-rate single-asset, single-borrower (SASB) securities and seasoned conduit issues.

•
Out-of-benchmark allocation to U.S. dollar-denominated emerging markets sovereign issues.

•
Out-of-benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs) and non-qualified mortgage issues.

•
Security selection within the high-yield corporate bond allocation.

Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	3.76%	1.76%	2.98%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Lipper Multi-Sector Income Funds Classification Average	3.17%	1.98%	3.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,445,089,660
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 6,409,484
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$1,445,089,660

Total number of portfolio holdings	712

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,409,484

Holdings [Text Block]

(1)	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000151934 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Strategic Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$48	0.47%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Strategic Income Fund returned 4.81% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 1.89%.

Top contributors to relative performance

•
Shorter-than-benchmark duration.

•
Security selection in commercial mortgage-backed securities (CMBS), particularly in floating-rate single-asset, single borrower (SASB) securities and seasoned conduit issues.

•
Out-of-benchmark allocation to U.S. dollar-denominated emerging markets sovereign issues.

•
Out-of-benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs) and non-qualified mortgage issues.

•
Security selection within the high-yield corporate bond allocation.

Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	4.81%	2.85%	3.96%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Lipper Multi-Sector Income Funds Classification Average	3.17%	1.98%	3.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,445,089,660
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 6,409,484
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$1,445,089,660

Total number of portfolio holdings	712

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,409,484

Holdings [Text Block]

(1)	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000015189 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Strategic Income Fund
Class Name	Class I Shares
Trading Symbol	FCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$56	0.55%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Strategic Income Fund returned 4.70% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 1.89%.

Top contributors to relative performance

•
Shorter-than-benchmark duration.

•
Security selection in commercial mortgage-backed securities (CMBS), particularly in floating-rate single-asset, single-borrower (SASB) securities and seasoned conduit issues.

•
Out-of-benchmark allocation to U.S. dollar-denominated emerging markets sovereign issues.

•
Out-of-benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs) and non-qualified mortgage issues.

•
Security selection within the high-yield corporate bond allocation.

Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as interest rates moved higher.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	4.70%	2.75%	3.86%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

Lipper Multi-Sector Income Funds Classification Average	3.17%	1.98%	3.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,445,089,660
Holdings Count | Holding	712
Advisory Fees Paid, Amount	$ 6,409,484
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$1,445,089,660

Total number of portfolio holdings	712

Portfolio turnover (%)	89%

Total management fees paid for the year	$6,409,484

Holdings [Text Block]

(1)	Includes 12.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P, Fitch. DBRS or KBRA. Ratings provided by S&P, Moody’s and Fitch are used where available, while DBRS and KBRA are used to supplement if no other ratings are available. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. If ratings are provided only by DBRS and KBRA, the lower of the two ratings is used AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by these rating agencies and, where applicable, include net derivative positions.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.